UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      C.V. Starr & Co., Inc. Trust

Address:   399 Park Avenue
           17th Floor
           New York, NY 10022


Form 13F File Number: 28-15038


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Edward Matthews
Title:  Trustee
Phone:  212-759-5837

Signature,  Place,  and  Date  of  Signing:

/s/ Edward Matthews                New York, NY                       2/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              31

Form 13F Information Table Value Total:  $      193,526
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AT&T INC                     COM            00206R102    1,895   50,000 SH       SOLE                 50,000      0    0
BANK OF AMERICA CORPORATION  COM            060505104      854   96,726 SH       SOLE                 96,726      0    0
BOARDWALK PIPELINE PARTNERS  UT LTD PARTNER 096627104    6,975  250,000 SH       SOLE                250,000      0    0
BUCKEYE PARTNERS L P         UNIT LTD PARTN 118230101    1,919   40,000 SH       SOLE                 40,000      0    0
CHEVRON CORP                 COM            166764100    3,497   30,000 SH       SOLE                 30,000      0    0
COPANO ENERGY LLC-UNITS      COM            217202100    7,256  220,000 SH       SOLE                220,000      0    0
EL PASO PIPELINE PARTNERS LP COM UNIT LPI   283702108    9,305  250,000 SH       SOLE                250,000      0    0
ENERGY TRANSFER EQUITY LP    COM UT LTD PTN 29273V100    9,492  210,000 SH       SOLE                210,000      0    0
ENTERPRISE PRODUCTS PARTNERS COM            293792107   10,452  195,000 SH       SOLE                195,000      0    0
EXXON MOBIL CORP             COM            30231G102    3,658   40,000 SH       SOLE                 40,000      0    0
GENESIS ENERGY L.P.          UNIT LTD PARTN 371927104    7,735  230,000 SH       SOLE                230,000      0    0
ILLINOIS TOOL WORKS          COM            452308109    5,352   90,000 SH       SOLE                 90,000      0    0
INERGY LP                    UNIT LTD PTNR  456615103    2,855  150,000 SH       SOLE                150,000      0    0
JOHNSON & JOHNSON            COM            478160104    4,824   70,000 SH       SOLE                 70,000      0    0
JPMORGAN CHASE & CO          COM            46625H100    5,643  139,414 SH       SOLE                139,414      0    0
KINDER MORGAN ENERGY PRTNRS  UT LTD PARTNER 494550106    7,425   90,000 SH       SOLE                 90,000      0    0
MAGELLAN MIDSTREAM PARTNERS  COM UNIT RP LP 559080106    7,784   89,000 SH       SOLE                 89,000      0    0
MARKWEST ENERGY PARTNERS LP  UNIT LTD PARTN 570759100   11,972  220,000 SH       SOLE                220,000      0    0
MARSH & MCLENNAN COS         COM            571748102    2,745   80,900 SH       SOLE                 80,900      0    0
MCDONALD'S CORP              COM            580135101    4,588   50,000 SH       SOLE                 50,000      0    0
ONEOK PARTNERS LP            UNIT LTD PARTN 68268N103   12,495  210,000 SH       SOLE                210,000      0    0
PLAINS ALL AMER PIPELINE LP  UNIT LTD PARTN 726503105   13,230  300,000 SH       SOLE                300,000      0    0
PROCTER & GAMBLE CO/THE      COM            742718109    4,162   60,000 SH       SOLE                 60,000      0    0
REGENCY ENERGY PARTNERS LP   COM UNITS L P  75885Y107    8,628  370,000 SH       SOLE                370,000      0    0
SUBURBAN PROPANE PARTNERS LP COM UNITS L P  864482104      670   16,201 SH       SOLE                 16,201      0    0
SUNOCO LOGISTICS PARTNERS LP COM            86764L108    9,797  210,000 SH       SOLE                210,000      0    0
TARGA RESOURCES PARTNERS LP  COM UNIT       87611X105    9,434  220,000 SH       SOLE                220,000      0    0
TESORO LOGISTICS LP          COM UNIT LP    88160T107    3,473   80,000 SH       SOLE                 80,000      0    0
VERIZON COMMUNICATIONS INC   COM            92343V104    3,646   80,000 SH       SOLE                 80,000      0    0
WILLIAMS PARTNERS LP         UNIT LTD PARTN 96950F104    2,187   40,000 SH       SOLE                 40,000      0    0
WESTERN GAS PARTNERS LP      COM UNIT LP IN 958254104    9,578  190,000 SH       SOLE                190,000      0    0